Leases - The Group as a Lessee	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Leases - The Group as a Lessee
17.
Leases - The Group as a lessee

Nature of the Group’s leasing activities

Property and office equipment

The Group leases office space and office equipment for the purpose of back office operations.

(a)
Carrying amounts, additions and depreciation charge during the year

Right-of-use (“ROU”) assets:

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	24,390	24,858
Additions	33	813
Expiration of leases	—	(702)
Shortening of leases	(660)	(198)
Renewal and modification of leases	1,554	—
Currency revaluation adjustments	(232)	(381)
End of financial year	25,085	24,390
Accumulated depreciation and impairment
Beginning of financial year	12,915	9,439
Depreciation charge	4,595	4,556
Impairment charge	18	—
Expiration of leases	(642)	(702)
Shortening of leases	—	(153)
Impairment written off during the year	(18)	—
Currency revaluation adjustments	(197)	(225)
End of financial year	16,671	12,915
Net book value	8,414	11,475

Lease liabilities:

	2023	2022
	S$’000	S$’000
Current	4,222	4,104
Non-current	5,352	8,339
	9,574	12,443

(b)
Interest expense

	2023	2022	2021
	S$’000	S$’000	S$’000
Interest expense on lease liabilities	546	648	742

17.
Leases - The Group as a lessee (continued)
(c)
Lease expense not capitalised in lease liabilities

	2023	2022	2021
	S$’000	S$’000	S$’000
Short-term lease expense	49	112	94
Low-value lease expense	47	52	61
Total	96	164	155

(d)
Total cash outflow for all the leases was S$4,948,000 (2022: S$5,136,000, 2021: S$4,960,000).
(e)
Future cash outflow which are not capitalised in lease liabilities

Extension option

The leases for certain office space contain extension periods, for which the related lease payment had not been included in lease liabilities as the Group is not reasonably certain to exercise these extension options. The Group negotiates extension options to maximise operational flexibility in terms of managing the assets used in the Group’s operations. Extension options are exercisable by the Group and not by the lessor.